STOCK BASED COMPENSATION (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 14, 2023	Dec. 14, 2023	Mar. 16, 2023	Jun. 30, 2024	Apr. 30, 2024	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023	Nov. 21, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares restricted stock award gross			253,123
Non vested			119,198										6,270
Shares vesting period			24 months
Weighted average remaining contractual life													3 months		3 years 5 months 26 days
Shares reserved for future issuance			230,112										0
Granted						227,810	227,810
Shares granted exercise price						$ 0.065	$ 0.065
Options exercised												$ 14,850
Shares repurchased value												3
Shares exercised outstanding										$ 2,048			$ 4,628		$ 8,650
General and administrative expenses								$ 3,825,671	$ 8,980,965	$ 12,610,666	$ 11,483,389	2,675,698 [1]	$ 17,972,828	[1]
Forfeited shares
Recognition of stock based compensation expense													$ 617,851
Reversal of stock based compensation expense													$ 1,190,220
2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance													467,366
Forfeited shares													17,258
Employee Benefits and Share-Based Compensation													$ 1,350,418
Twenty Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance			230,112
Granted						227,810	227,810
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unvested repurchased	92,044	92,044
Shares repurchased value	$ 6,000
General and administrative expenses								$ 25,138	22,221	$ 75,964	139,945	$ 58,536	$ 177,942
Share-Based Payment Arrangement, Option [Member] | Twenty Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 0.065	$ 0.065
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested								64,963		64,963			100,484
Granted				202,498	202,498								152,429
General and administrative expenses								$ 779,563	5,765,425	$ 3,172,091	5,765,425		$ 6,789,594
Fair value of restricted stock units vested													$ 4,356,440
Forfeited shares													51,775
Number of shares fully vested													7,400
Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested								86,738		86,738			148,209
Granted				202,498	202,498					40,871			152.4296
General and administrative expenses								$ 611,311	1,082,031	$ 1,985,388	1,082,031		$ 2,450,003
Forfeited shares										82,000
Number of shares fully vested													7,400
Weighted average exercise price										$ 120.00			$ 120.00
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested								50,658		50,658			50,658
Weighted average remaining contractual life										3 years			3 years
Granted													50,658
Forfeited shares
Performance Shares [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested													50,659
Granted													50,659
General and administrative expenses								$ 286,252	$ 46,678	$ 849,501	$ 46,678		$ 332,971
Forfeited shares
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period						3 years	3 years
Weighted average remaining contractual life												5 years 25 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period						5 years	5 years
Weighted average remaining contractual life												5 years 11 months 4 days
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted						218,606	218,606
Shares unvested repurchased													23,011
Share price								$ 0.065		$ 0.065
Employee [Member] | Twenty Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted						218,606	218,606
Shares unvested repurchased													23,011
Share price													$ 0.065
Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period							3 years
Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period							5 years
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period						18 months	18 months
Granted						9,204	9,204
Shares unvested repurchased										24,449			2,557
Consultant [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								$ 644,167		$ 644,167			$ 9,637,715
Stock based compensation term										2 years 11 months 15 days			3 years 8 months 15 days
Consultant [Member] | Twenty Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted						9,204	9,204
Shares unvested repurchased													2,557
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								168,228		$ 168,228			$ 386,927
Stock based compensation term										1 year 8 months 23 days			2 years 6 months 29 days
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								2,142,891		$ 2,142,891			$ 5,314,982
Stock based compensation term										1 year 9 months 3 days			2 years 5 months 19 days
Employees and Non Employee Directors [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								4,575,468		$ 4,575,468			$ 6,323,682
Stock based compensation term										2 years 9 months 21 days			2 years 8 months 8 days
Performance Shares [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized								$ 2,228,136		$ 2,228,136			$ 3,077,636
Stock based compensation term										1 year 11 months 15 days			2 years 8 months 15 days
Employess [Member] | Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares fully vested										103,930
Consultants [Member] | Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares fully vested										8,918
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance													115,056
Shares unvested repurchased												127,804
Share price																$ 120.00
Shares repurchased value												$ 12
Number of shares suthorized for issuance													115,056
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares restricted stock award gross			253,123
Non vested			119,198									31,352	6,270		31,352
Previously Reported [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance													467,366
Previously Reported [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested													100,482
Previously Reported [Member] | Restricted Stock Units (RSUs) [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non vested													148,208

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.